Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Apr. 15, 2012
Document Information [Line Items]
Entity Registrant Name	Patient Safety Technologies, Inc
Entity Central Index Key	0000812301
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		34,023,255